Finance Lease, Right-of-use Asset and Finance Lease Liability (Tables)	6 Months Ended
Jun. 30, 2025
Finance Lease, Right-of-use Asset and Finance Lease Liability [Abstract]
Annual Lease Payments
The annual lease payments under the Blueship bareboat charter agreement, taking into consideration the subsequent financing described in Note 16 for the sale and leaseback agreement with an affiliate of Kowa Kaiun Co. Ltd. are as follows:

Twelve month periods ending June 30,	Amount
2026	2,946
2027	3,214
2028	3,214
2029	3,214
Thereafter	10,214
Total undiscounted lease payments	22,802
Less: Discount based on incremental borrowing rate	(155)
Present value of finance lease liabilities	22,647

Finance lease liability, current	2,792
Finance lease liability, non-current	19,855
Present value of finance lease liabilities	22,647